Transition disclosures - Reconciliation of impairment allowance and provisions (Details) £ in Millions	Jan. 01, 2018 GBP (£)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	£ 7,522
Loans and advances at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Reclassification impact	(52)
Loans and advances at amortised cost [member] | Impairment allowance under IAS 39 or provision under IAS 37 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	4,652
Available for sale investments/financial assets at fair value through other comprehensive income [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Reclassification impact	(38)
Available for sale investments/financial assets at fair value through other comprehensive income [member] | Impairment allowance under IAS 39 or provision under IAS 37 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	38
On-balance sheet [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Reclassification impact	(90)
On-balance sheet [member] | Impairment allowance under IAS 39 or provision under IAS 37 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	4,690
Impairment and provision [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Reclassification impact	(90)
Impairment and provision [member] | Impairment allowance under IAS 39 or provision under IAS 37 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	4,769
Impairment and provision [member] | Guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Reclassification impact	0
Impairment and provision [member] | Guarantee contracts [member] | Impairment allowance under IAS 39 or provision under IAS 37 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	79
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Reclassification impact	2,800
IFRSs 9 [member] | Loans and advances at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Additional impairment allowance	2,508
Closing balance	7,108
IFRSs 9 [member] | Loans and advances at amortised cost [member] | Cash collateral and settlement balances, assets [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Additional impairment allowance	5
IFRSs 9 [member] | Loans and advances at amortised cost [member] | Other assets [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Additional impairment allowance	1
IFRSs 9 [member] | Available for sale investments/financial assets at fair value through other comprehensive income [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Additional impairment allowance	3
Closing balance	3
IFRSs 9 [member] | On-balance sheet [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Additional impairment allowance	2,511
Closing balance	7,111
IFRSs 9 [member] | Impairment and provision [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Additional impairment allowance	2,852
Closing balance	7,531
IFRSs 9 [member] | Impairment and provision [member] | Guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Additional impairment allowance	341
Closing balance	£ 420